ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Schedule of Accrued Expenses and Other Payables

		December 31,
		2011	2012	2012
		RMB	RMB	US$

Accrued payroll and employee benefits		96,870	125,969	20,219
Advance payments received from customers	Note (a)	65,025	90,546	14,534
Advance payments received from managed hotels for procurement	Note (b)	138,312	137,124	22,010
Accrued rent		15,302	31,578	5,069
Accrued business and surcharges taxes		16,466	20,572	3,302
Accrued membership reward program costs		2,327	2,422	389
Advance receipt of hotel service fees	Note (c)	17,288	15,003	2,408
Payables for acquisition of hotel assets	Note (d)	47,574	57,977	9,306
Provision for contingency loss		-	1,370	220
Other		19,144	29,239	4,693
Total accrued expenses and other payables		418,308	511,800	82,150

Notes:

(a)	Amounts represent primarily advance payments from corporate customers.
(b)	Amounts represent primarily advance payments received from managed hotels for procurement of daily hotel supplies and materials for hotel renovation projects.
(c)	Amounts represent primarily the advance payments of consultation fee from owners of managed hotels.
(d)	Amounts represent payables for acquired hotel assets, such as fixtures and equipment, etc.